Financial Risk Management - Sensitivity Analysis of Interest Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
100 Basis Points
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on loss before tax, increase	$ 28	$ 526	$ 60
Impact on loss before tax, decrease	375	526	60
300 Basis Points
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on loss before tax, increase	84	1,578	180
Impact on loss before tax, decrease	$ 642	$ 1,578	$ 180